RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2025
RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of significant related party transactions

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Lang Wide Investment Inc.	A shareholder of the Company
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares

Borrowing from a related party

	For the six months ended
	March 31,	March 31,
	2025	2024
Jianbiao Dai	$2,314	$1,502

	As of
	March 31,	September 30,
	2025	2024
		audited
Due to related parties
Shanghai Longruan Electronics Group Co., Ltd	$68,902	$71,249
Jianbiao Dai	8,091	18,564
Shanghai Youfu Network Co., Ltd	55,121	114,138
Lang Wide Investment Inc.	25,000	25,000
Total	$157,114	$228,951